Supplemental Guarantor Information - Schedule of Supplemental Condensed Consolidated Balance Sheet (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-current assets
Property, plant and equipment	€ 13,094	€ 12,690	€ 13,062
Intangible assets	7,214	7,761	7,820
Investments accounted for using the equity method	1,248	1,299	1,317
Other financial assets	25	26
Other receivables	156	212
Derivative financial instruments	30	53
Deferred income tax assets	95	159
Total non-current assets	21,862	22,200
Current assets
Inventories	2,715	2,939
Trade and other receivables	3,630	3,979
Current income tax recoverable	165	4
Derivative financial instruments	34	23
Cash and cash equivalents	2,115	2,449
Assets held for sale	1,112
Total current assets	9,771	9,394
Total assets	31,633	31,594
EQUITY
Capital and reserves attributable to the Company's equity holders	14,491	13,895
Non-controlling interests	486	548
Total equity	14,977	14,443	13,544	€ 10,198
Non-current liabilities
Interest-bearing loans and borrowings	7,660	7,515
Derivative financial instruments	3
Deferred income tax liabilities	1,666	2,008
Other payables	226	461
Retirement benefit obligations	377	591
Provisions for liabilities	693	678	603
Total non-current liabilities	10,625	11,253
Current liabilities
Trade and other payables	4,534	4,815
Current income tax liabilities	458	394
Interest-bearing loans and borrowings	316	275
Derivative financial instruments	11	32
Provisions for liabilities	371	382	€ 432
Liabilities associated with assets classified as held for sale	341
Total current liabilities	6,031	5,898
Total liabilities	16,656	17,151
Total liabilities	16,656	17,151
Total equity and liabilities	31,633	31,594
Guarantor [member]
Non-current assets
Subsidiaries	8,658	7,654
Total non-current assets	8,658	7,654
Current assets
Advances to subsidiaries and parent undertakings	6,141	6,546
Cash and cash equivalents	401	401
Total current assets	6,542	6,947
Total assets	15,200	14,601
EQUITY
Capital and reserves attributable to the Company's equity holders	14,491	13,895
Total equity	14,491	13,895
Current liabilities
Trade and other payables	3
Advances from subsidiary and parent undertakings	704	704
Interest-bearing loans and borrowings	2	2
Total current liabilities	709	706
Total liabilities	709	706
Total liabilities	709	706
Total equity and liabilities	15,200	14,601
CRH America, Inc [member]
Non-current assets
Subsidiaries	458	375
Advances to subsidiaries and parent undertakings	3,627	4,508
Derivative financial instruments		13
Total non-current assets	4,085	4,896
Current assets
Trade and other receivables	4	6
Derivative financial instruments	4
Total current assets	8	6
Total assets	4,093	4,902
EQUITY
Capital and reserves attributable to the Company's equity holders	1,797	1,922
Total equity	1,797	1,922
Non-current liabilities
Interest-bearing loans and borrowings	2,020	2,934
Derivative financial instruments	3
Total non-current liabilities	2,023	2,934
Current liabilities
Trade and other payables	29	46
Interest-bearing loans and borrowings	244
Total current liabilities	273	46
Total liabilities	2,296	2,980
Total liabilities	2,296	2,980
Total equity and liabilities	4,093	4,902
Non-Guarantor subsidiaries [member]
Non-current assets
Property, plant and equipment	13,094	12,690
Intangible assets	7,214	7,761
Subsidiaries	1,682	1,682
Investments accounted for using the equity method	1,248	1,299
Other financial assets	25	26
Other receivables	156	212
Derivative financial instruments	30	40
Deferred income tax assets	95	159
Total non-current assets	23,544	23,869
Current assets
Inventories	2,715	2,939
Trade and other receivables	3,626	3,973
Advances to subsidiaries and parent undertakings	704	704
Current income tax recoverable	165	4
Derivative financial instruments	30	23
Cash and cash equivalents	1,714	2,048
Assets held for sale	1,112
Total current assets	10,066	9,691
Total assets	33,610	33,560
EQUITY
Capital and reserves attributable to the Company's equity holders	9,001	7,789
Non-controlling interests	486	548
Total equity	9,487	8,337
Non-current liabilities
Interest-bearing loans and borrowings	5,640	4,581
Deferred income tax liabilities	1,666	2,008
Other payables	226	461
Advances from subsidiary and parent undertakings	3,627	4,508
Retirement benefit obligations	377	591
Provisions for liabilities	693	678
Total non-current liabilities	12,229	12,827
Current liabilities
Trade and other payables	4,502	4,769
Advances from subsidiary and parent undertakings	6,141	6,546
Current income tax liabilities	458	394
Interest-bearing loans and borrowings	70	273
Derivative financial instruments	11	32
Provisions for liabilities	371	382
Liabilities associated with assets classified as held for sale	341
Total current liabilities	11,894	12,396
Total liabilities	24,123	25,223
Total liabilities	24,123	25,223
Total equity and liabilities	33,610	33,560
Eliminate and reclassify [member]
Non-current assets
Subsidiaries	(10,798)	(9,711)
Advances to subsidiaries and parent undertakings	(3,627)	(4,508)
Total non-current assets	(14,425)	(14,219)
Current assets
Advances to subsidiaries and parent undertakings	(6,845)	(7,250)
Total current assets	(6,845)	(7,250)
Total assets	(21,270)	(21,469)
EQUITY
Capital and reserves attributable to the Company's equity holders	(10,798)	(9,711)
Total equity	(10,798)	(9,711)
Non-current liabilities
Advances from subsidiary and parent undertakings	(3,627)	(4,508)
Total non-current liabilities	(3,627)	(4,508)
Current liabilities
Advances from subsidiary and parent undertakings	(6,845)	(7,250)
Total current liabilities	(6,845)	(7,250)
Total liabilities	(10,472)	(11,758)
Total liabilities	(10,472)	(11,758)
Total equity and liabilities	(21,270)	(21,469)
CRH and subsidiaries [member]
Non-current assets
Property, plant and equipment	13,094	12,690
Intangible assets	7,214	7,761
Investments accounted for using the equity method	1,248	1,299
Other financial assets	25	26
Other receivables	156	212
Derivative financial instruments	30	53
Deferred income tax assets	95	159
Total non-current assets	21,862	22,200
Current assets
Inventories	2,715	2,939
Trade and other receivables	3,630	3,979
Current income tax recoverable	165	4
Derivative financial instruments	34	23
Cash and cash equivalents	2,115	2,449
Assets held for sale	1,112
Total current assets	9,771	9,394
Total assets	31,633	31,594
EQUITY
Capital and reserves attributable to the Company's equity holders	14,491	13,895
Non-controlling interests	486	548
Total equity	14,977	14,443
Non-current liabilities
Interest-bearing loans and borrowings	7,660	7,515
Derivative financial instruments	3
Deferred income tax liabilities	1,666	2,008
Other payables	226	461
Retirement benefit obligations	377	591
Provisions for liabilities	693	678
Total non-current liabilities	10,625	11,253
Current liabilities
Trade and other payables	4,534	4,815
Current income tax liabilities	458	394
Interest-bearing loans and borrowings	316	275
Derivative financial instruments	11	32
Provisions for liabilities	371	382
Liabilities associated with assets classified as held for sale	341
Total current liabilities	6,031	5,898
Total liabilities	16,656	17,151
Total liabilities	16,656	17,151
Total equity and liabilities	€ 31,633	€ 31,594